Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 1.2	$ 0.6
Accounts receivable, net of allowance for doubtful accounts of $3.8 and $4.4, respectively	182.0	177.5
Prepaid expenses and other current assets	25.2	33.4
Total current assets	208.4	211.5
Other assets	22.0	22.9
Property and equipment, net of accumulated depreciation of $1,091.0 and $1,007.5, respectively	1,625.1	1,649.9
Goodwill	1,174.0	1,173.5
Other intangible assets, net of accumulated amortization of $207.3 and $185.6, respectively	345.2	364.5
Total assets	3,374.7	3,422.3
Current liabilities
Accounts payable	97.8	98.1
Accrued expenses	116.2	135.7
Deferred revenue	62.3	63.1
Current maturities of landfill retirement obligations	30.8	30.2
Current maturities of long-term debt	38.8	49.1
Total current liabilities	345.9	376.2
Other long-term liabilities	57.7	55.8
Long-term debt, less current maturities	2,201.6	2,198.0
Accrued landfill retirement obligations, less current maturities	170.1	163.5
Deferred income taxes	132.9	139.0
Total liabilities	2,908.2	2,932.5
Commitments and contingencies
Equity
Common stock: $.01 par value, 1,000 shares authorized, issued and outstanding	0.0	0.0
Additional paid-in capital	1,091.7	1,101.0
Accumulated deficit	(625.2)	(611.2)
Total stockholder's equity	466.5	489.8
Total liabilities and stockholders’ equity	$ 3,374.7	$ 3,422.3